9. Sales revenues (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	[1]	$ 53,683	$ 76,589	$ 84,638
Foreign market [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues		17,349	38,680	22,053
Foreign market [member] | Other oil products [member] | Oil products [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues		700	1,584	1,199
Foreign market [member] | Fuel oil including bunker fuel [member] | Oil products [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues		3,525	3,321	3,022
Foreign market [member] | Sales abroad [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	[2]	1,404	2,510	6,640
Foreign market [member] | Exports [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues		15,945	18,085	15,413
Foreign market [member] | Oil [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues		11,720	13,180	11,192
Domestic market [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues		36,334	55,994	62,585
Domestic market [member] | Oil products [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues		30,276	46,913	52,710
Domestic market [member] | Services and others [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues		803	940	1,370
Domestic market [member] | Electricity [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues		1,109	1,322	2,027
Domestic market [member] | Renewables and nitrogen products [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues		59	245	366
Domestic market [member] | Natural Gas [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues		3,649	5,929	5,425
Domestic market [member] | Other oil products [member] | Oil products [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues		2,712	3,410	3,769
Domestic market [member] | Fuel oil including bunker fuel [member] | Oil products [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues		795	1,026	1,233
Domestic market [member] | Naphtha [member] | Oil products [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues		1,694	1,669	2,455
Domestic market [member] | Jet fuel [member] | Oil products [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues		1,455	3,832	4,208
Domestic market [member] | Liquefied petroleum gas [member] | Oil products [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues		3,383	4,159	4,490
Domestic market [member] | Gaso line [member] | Oil products [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues		6,313	9,810	11,690
Domestic market [member] | Diesel [member] | Oil products [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues		13,924	23,007	23,450
Domestic market [member] | Diesel subsidy [member] | Oil products [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues
Domestic market [member] | Breakage [member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues		$ 438	$ 645	$ 687

[1]	Sales revenues by business segment are set out in note 9.
[2]	Sales revenues from operations outside of Brazil, including trading and excluding exports.